Income tax - Changes in the unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax
Unrecognized tax benefits as of January 1,	$ (1,725)	$ (2,626)	$ (398)
Increase related to prior year tax positions	0	0	(2,228)
Decrease related to prior year tax positions	0	434	0
Increase related to current year tax positions	(558)	(418)	0
Settlements	0	885	0
Unrecognized tax benefits as of December 31,	$ (2,283)	$ (1,725)	$ (2,626)